SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

18. SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance.

The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as Uxin’s Chief Executive Officer.

The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The accounting policies of the single segment are the same as described in the significant accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the Consolidated Statements of Comprehensive Loss as consolidated net loss.

The CODM reviews revenues and expenses at the consolidated level as disclosed in the Group’s Consolidated Statements of Comprehensive Loss and uses net loss to evaluate return on assets and to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors.

The Group primarily generates its revenues in China, and assets of the Company are also primarily located in China Area. Accordingly, no geographical segments are presented.